Consolidated Statements of Stockholder's Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	AOCI Attributable to Parent	Non-controlling Interests
Balances, beginning of period at Dec. 31, 2020	$ 2,272	$ 0	$ 1,009	$ 1,494	$ (251)	$ 20
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	238			224		14
Dividends to stockholders of UL Solutions	(200)			(200)
Dividend to non-controlling interest	(13)					(13)
Other comprehensive loss, net of tax	35				35
Balances, end of period at Dec. 31, 2021	2,332	0	1,009	1,518	(216)	21
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	309			293		16
Dividends to stockholders of UL Solutions	(1,600)			(1,600)
Dividend to non-controlling interest	(13)					(13)
Other comprehensive loss, net of tax	49				50	(1)
Balances, end of period at Dec. 31, 2022	1,077	0	1,009	211	(166)	23
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	157			149		8
Dividends to stockholders of UL Solutions	(40)			(40)
Dividend to non-controlling interest	(15)					(15)
Other comprehensive loss, net of tax	(4)				(3)	(1)
Balances, end of period at Jun. 30, 2023	1,175	0	1,009	320	(169)	15
Balances, beginning of period at Dec. 31, 2022	1,077	0	1,009	211	(166)	23
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	276			260		16
Dividends to stockholders of UL Solutions	(680)		(233)	(447)
Dividend to non-controlling interest	(15)					(15)
Other comprehensive loss, net of tax	20				20
Balances, end of period at Dec. 31, 2023	678	0	776	24	(146)	24
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	166			157		9
Dividends to stockholders of UL Solutions	(50)			(50)
Dividend to non-controlling interest	(15)					(15)
Other comprehensive loss, net of tax	(25)				(24)	(1)
Balances, end of period at Jun. 30, 2024	$ 786	$ 0	$ 808	$ 131	$ (170)	$ 17